Sales of Goods (Details) - Schedule of sales of goods - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segments
Sale of cement, concrete and precast	S/ 1,289,034	S/ 1,134,696	S/ 1,071,759
Sale of construction supplies	67,225	68,982	66,442
Sale of quicklime	36,109	57,564	80,707
Sale of other	333	1,692	1,842
Total sales of goods	1,392,701	1,262,934	1,220,750
Moment of the revenue recognition
Goods transferred at a point in time	1,392,701	1,262,934	1,220,750
Cement [Member]
Segments
Sale of cement, concrete and precast	1,065,857	975,577	944,091
Sale of construction supplies
Sale of quicklime
Sale of other
Total sales of goods	1,065,857	975,577	944,091
Moment of the revenue recognition
Goods transferred at a point in time	1,065,857	975,577	944,091
Concrete [Member]
Segments
Sale of cement, concrete and precast	197,268	136,705	110,202
Sale of construction supplies
Sale of quicklime
Sale of other
Total sales of goods	197,268	136,705	110,202
Moment of the revenue recognition
Goods transferred at a point in time	197,268	136,705	110,202
Precast [Member]
Segments
Sale of cement, concrete and precast	25,909	22,414	17,466
Sale of construction supplies
Sale of quicklime
Sale of other
Total sales of goods	25,909	22,414	17,466
Moment of the revenue recognition
Goods transferred at a point in time	25,909	22,414	17,466
Quicklime [Member]
Segments
Sale of cement, concrete and precast
Sale of construction supplies
Sale of quicklime	36,109	57,564	80,707
Sale of other
Total sales of goods	36,109	57,564	80,707
Moment of the revenue recognition
Goods transferred at a point in time	36,109	57,564	80,707
Construction supplies [Member]
Segments
Sale of cement, concrete and precast
Sale of construction supplies	67,225	68,982	66,442
Sale of quicklime
Sale of other
Total sales of goods	67,225	68,982	66,442
Moment of the revenue recognition
Goods transferred at a point in time	67,225	68,982	66,442
Other [Member]
Segments
Sale of cement, concrete and precast
Sale of construction supplies
Sale of quicklime
Sale of other	333	1,692	1,842
Total sales of goods	333	1,692	1,842
Moment of the revenue recognition
Goods transferred at a point in time	S/ 333	S/ 1,692	S/ 1,842